Income Taxes	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following table is a reconciliation of the difference in the Company’s income tax expense compared to the statutory rate of 35%:

	Nine Months Ended September 30,
(amounts in thousands)	2014			2013
	NGHC	Reciprocal Exchanges	Total	Total
Income (loss) before equity earnings of unconsolidated subsidiaries	$111,109	$(956)	$110,153	$47,258
Tax at Federal statutory rate of 35%	$38,888	$(335)	$38,553	$16,540
Tax effects resulting from:
Loss of non-includable foreign subsidiaries	(1,736)	—	(1,736)	(2,580)
Tax exempt interest	(674)	—	(674)	(649)
Non-deductible expenses	97	—	97	121
Luxembourg technical reserves	(16,659)	—	(16,659)	(2,349)
State tax	1,154	—	1,154	1,382
Equity method income	(1,084)	—	(1,084)	78
Other	(1,989)	124	(1,865)	(150)
Total income tax reported	$17,997	$(211)	$17,786	$12,393
Effective tax rate	16.2%	22.1%	16.1%	26.2%

The Company establishes deferred tax liabilities equal to approximately 30% of the unutilized statutory equalization reserves carried at its Luxembourg reinsurance companies. The deferred tax liability is adjusted each reporting period based primarily on amounts ceded to the Luxembourg reinsurer under intercompany reinsurance agreements. As the income or loss of the Luxembourg reinsurer is primarily from intercompany activity, the impact on the consolidated pre-tax income for the consolidated group is generally zero. Accordingly, the reduction of the deferred tax liability for the utilization of equalization reserves creates a deferred tax benefit reflected in the income tax provision in the accompanying consolidated statements of income. As there is no net effect on the consolidated pre-tax income from the intercompany reinsurance activity, the impact of these transactions reduces the worldwide effective tax rate of the Company. For the nine months ended September 30, 2014 and 2013, the Company reduced its deferred tax liability relating to equalization reserves by $16,659 and $2,349 respectively. This reduction lowered the company’s effective tax rate by 15.0% and 5.1% for the nine months ended September 30, 2014 and 2013, respectively. As of September 30, 2014, the deferred tax liability related to the Luxembourg reinsurers was $45,070.

There were no unrecognized tax benefits at September 30, 2014 and December 31, 2013 that, if recognized, would affect the Company’s effective tax rate.

The Company recognizes interest expense related to unrecognized tax benefits in tax expense, net of Federal income tax. There were no accrued interest and penalties recognized in the Company’s condensed consolidated statements of comprehensive income for the three and nine months ended September 30, 2014 and 2013. During the nine months ended September 30, 2014 and 2013, there was no interest related to unrecognized tax expense in the condensed consolidated statements of income. The Company has no penalties included in calculating its provision for income taxes. All tax liabilities are payable to the Internal Revenue Service (“IRS”) and various state and local taxing agencies.

The Company’s management believes that it will realize the benefits of its deferred tax assets, which are included as a component of the Company’s net deferred tax liability, and accordingly, no valuation allowance has been recorded for the periods presented. The earnings of certain of the Company’s foreign subsidiaries have been indefinitely reinvested in foreign operations. Therefore, no provision has been made for any U.S. taxes or foreign withholding taxes that may be applicable upon any repatriation or disposition.

The only event reasonably possible to occur within 12 months of the reporting date is the addition of the most recent year to the Company’s tax contingency reserves and the release of the oldest year for which taxes are reserved. The projected net movement in the Company’s tax contingency reserves resulting from this projected movement is not considered to be material by the Company.

The Company’s subsidiaries are currently open to audit by the IRS for the year ended December 31, 2011 and, thereafter, for Federal tax purposes.